CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash Flows from Operating Activities
Net income	$ 38,672	$ 88,769
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	58,046	64,122
Amortization of deferred drydocking and special survey costs	3,403	2,430
Amortization of finance costs	5,729	6,520
Exit fee accrued on debt	1,615	1,755
Loss on sale of securities	2,357
Payments for drydocking and special survey costs deferred	(4,516)	(6,394)
Loss on sale of vessels		36
Amortization of deferred realized losses on interest rate swaps	1,832	2,003
Unrealized gains on derivatives		(2,138)
Equity (income)/loss on investments	(355)	934
(Increase)/Decrease in
Accounts receivable	(3,816)	(10,707)
Inventories	2,434	1,231
Prepaid expenses	(133)	(1,072)
Due from related parties	233	(13,124)
Other assets, current and non-current	(898)	(1,349)
Increase/(Decrease) in
Accounts payable	2,259	398
Accrued liabilities	359	614
Unearned revenue, current and long-term	(10,803)	(1,190)
Other liabilities, current and long-term	(6,367)	954
Net Cash provided by Operating Activities	90,051	133,792
Cash Flows from Investing Activities
Vessels additions	(2,612)	(1,990)
Investments in affiliates		(5,145)
Net proceeds from sale of securities	6,236
Net proceeds from sale of vessels		5,178
Net Cash provided by/(used in) Investing Activities	3,624	(1,957)
Cash Flows from Financing Activities
Payments of long-term debt	(103,572)	(99,966)
Increase in restricted cash		(3,062)
Net Cash used in Financing Activities	(103,572)	(103,028)
Net Increase/(Decrease) in Cash and Cash Equivalents	(9,897)	28,807
Cash and Cash Equivalents at beginning of period	73,717	72,253
Cash and Cash Equivalents at end of period	$ 63,820	$ 101,060